Vessels and Equipment - Acquisition (Details)	Mar. 03, 2025	Sep. 03, 2024
KNOT Shuttle Tankers 31 AS [Member]
Vessels and Equipment
Percentage of interest acquired		100.00%
KNOT Shuttle Tankers 27 AS [Member]
Vessels and Equipment
Percentage of interest acquired	100.00%
KNOT Shuttle Tankers 20 AS [Member]
Vessels and Equipment
Percentage of interest acquired		100.00%
KNOT Shuttle Tankers 21 AS [Member]
Vessels and Equipment
Percentage Of Interest Sold	100.00%